Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Litigation
The Company may be involved in legal proceedings and exposed to potential claims in the normal course of business. As of December 31, 2023 and December 31, 2022, the Company does not have any reasonably possible or probable losses from such claims.
Commitments
In November 2022, the Company entered into a lease for real estate to expand its headquarters in Skokie, Illinois. The lease was subsequently amended in December 2023. The lease contains multiple lease components, and the commencement date for some lease components will occur in April and May 2024. Accordingly, for these lease components where the lease has not commenced, there are no right-of-use assets or lease liabilities recorded on the consolidated balance sheets as of December 31, 2023. Total lease payments through 2036 for these lease components are expected to be $17,216.